Share Capital and Share Premium - Common Shares (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
USD
As at December 31,	$ 126
Issued during the period for share based compensation (Note 9)	30	$ 18
Issuance of common stock (Note 4)		25,000
Issuance of common stock due to exercise of warrants	600	$ 11
As at December 31,	$ 128
Common Shares issued and fully paid
Number of shares
As at December 31,	31,630,419	2,627,674
Issued during the period for share based compensation (Note 9)	33,274	2,599
Issuance of common stock		25,000,000
Issuance of common stock due to exercise of warrants	375,000	7,000
As at December 31,	32,038,693	27,637,273
USD
As at December 31,	$ 126	$ 10
Issued during the period for share based compensation (Note 9)	0
Issuance of common stock (Note 4)		100
Issuance of common stock due to exercise of warrants	2
As at December 31,	$ 128	$ 110